Income taxes (Details) - Schedule of provision for income taxes - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal
State	9,096	12,963
Deferred:
Federal
State
Total income tax provision	$ 9,096	$ 12,963